Severance Indemnities and Pension Plans (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Foreign offices and subsidiaries | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	¥ 8,281	¥ 9,276
Interest cost on projected benefit obligation	7,667	5,575
Expected return on plan assets	(18,381)	(16,254)
Amortization of net actuarial loss (gain)	3,896	3,215
Amortization of prior service cost	(1,607)	(1,343)
Gain on settlements and curtailment	0	0
Net periodic benefit cost (income)	(144)	469
Foreign offices and subsidiaries | Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	56	100
Interest cost on projected benefit obligation	340	264
Expected return on plan assets	(1,338)	(1,182)
Amortization of net actuarial loss (gain)	(77)	73
Amortization of prior service cost	(212)	(189)
Gain on settlements and curtailment	0	0
Net periodic benefit cost (income)	(1,231)	(934)
Domestic subsidiaries | Pension Benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	20,580	22,196
Interest cost on projected benefit obligation	7,131	6,081
Expected return on plan assets	(42,328)	(41,132)
Amortization of net actuarial loss (gain)	346	137
Amortization of prior service cost	(650)	(629)
Gain on settlements and curtailment	(2,121)	(2,632)
Net periodic benefit cost (income)	¥ (17,042)	¥ (15,979)